Subsequent Events (Details) (Subsequent Event [Member], USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 836,118
Redemptions	$ 21,214,184